Note 4 - Property and Equipment, Net - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 51	$ 51	$ 57
Less accumulated depreciation	(46)	(41)	(44)
Property and equipment, net	5	10	13
Furniture and Fixtures [Member]
Property and equipment, gross	29	29	29
Office Equipment [Member]
Property and equipment, gross	2	2	2
Computer Equipment [Member]
Property and equipment, gross	18	18	24
Laboratory Equipment [Member]
Property and equipment, gross	$ 2	$ 2	$ 2